Vessels and other fixed assets, net	6 Months Ended
Jun. 30, 2018
Property, Plant and Equipment [Abstract]
Vessels and other fixed assets, net:

5.       Vessels and other fixed assets, net:

The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	December 31, 2017	June 30, 2018
Cost
Vessels	$2,184,841	$2,349,022
Other fixed assets	2,015	2,016
Total cost	2,186,856	2,351,038
Accumulated depreciation	(411,775)	(455,018)
Vessels and other fixed assets, net	$1,775,081	$1,896,020

As of June 30, 2018, 63 of the Company’s 74 owned vessels, having a net carrying value of $1,419,646, were subject to first-priority mortgages as collateral to the Company’s loan facilities (Note 7). In addition, all eleven of the Company’s bareboat chartered vessels, having a net carrying value of $476,374 as of June 30, 2018, were pledged as collateral under the Company’s bareboat charter agreements.

Vessels acquired / delivered / disposed of during the six-month period ended June 30, 2017

Delivery of newbuilding vessels:

(i)	On March 1, 2017 and March 28, 2017, the Company took delivery of the Newcastlemax vessels Star Virgo (ex-HN 1371) and Star Ariadne (ex-HN 1360), respectively, which as further described in the 2017 Annual Report, are financed under bareboat charters with CSSC (Hong Kong) Shipping Company Limited, or CSSC, and are accounted for as capital leases.
(ii)	On March 2, 2017, the Company entered into agreements to acquire two modern Kamsarmax dry bulk vessels, Star Charis and Star Suzanna, from a third party for $15,150 per vessel. Each of the vessels was built with high specifications at Jiangsu New Yangzijiang in 2013. Star Charis was delivered to the Company on March 22, 2017, and Star Suzanna was delivered to the Company on May 15, 2017. On June 23, 2017, the Company executed a new loan agreement with ABN AMRO Bank N.V. for an aggregate principal amount of $30,844, $16,000 of which was drawn in June 2017, in order to partially finance the two vessels.
(iii)	On June 2, 2017, the Company entered into an agreement to acquire Diva, a Supramax vessel, built at Jiangsu Hantong Ship Heavy Industry Co.,Ltd. in 2011, for a purchase price of $10,500. The vessel was delivered to the Company on July 24, 2017 and replaced the sold vessel Star Eleonora as a pledged vessel under the DNB $120,000 Facility (Note 7).

Sale of vessels:

On February 9, 2017, the Company entered into an agreement with a third party to sell the vessel Star Eleonora. The vessel was delivered to its new owner in March 2017 and the resulting loss on sale is reflected in the accompanying unaudited interim condensed consolidated statement of operations for the six-month period ended June 30, 2017 under (Gain)/Loss on sale of vessels.

Vessels acquired/delivered during the six-month period ended June 30, 2018

Delivery of newbuilding and secondhand vessels:

On January 3, 2018 and March 26, 2018, the Company took delivery of the Newcastlemax vessels Star Eleni (ex HN 1342) and Star Magnanimus (ex-HN 1361) which, as further described in the 2017 Annual Report, were financed under bareboat leases with CSSC (Hong Kong) Shipping Company Limited, or CSSC which leases, among others, require the Company to acquire each underlying vessel at a specified price upon the completion of its bareboat term.

In addition, on May 14, 2018, the Company took delivery of the Newcastlemax vessel Star Leo (ex- HN 1343), built at Shanghai Waigaoqiao Shipbuilding Co., Ltd. (“SWS”). In order to finance the delivery installment of the vessel of $35,708, on May 2, 2018, the Company entered into an agreement to sell the vessel and simultaneously entered into a bareboat charter party contract with CSSC, an affiliate of SWS, a Chinese shipyard, to bareboat charter the vessel for ten years upon delivery of the vessel from the shipyard. Pursuant to the terms of the bareboat charter, CSSC provided $30,000 for the construction cost of the vessel, to partially finance the delivery installment to the shipyard, and the Company pays CSSC a daily bareboat charter hire rate in monthly installments consisting of a fixed and a variable amount. The difference between the sale price of the vessel and the finance amount of $30,000 was considered to be upfront hire and was agreed to be set-off against part of the sale price. Under the terms of the bareboat charter, the Company has the option to purchase the vessel at any time after vessel’s delivery, such option being exercisable on a monthly basis against pre-determined, amortizing prices, while it has an obligation to purchase the vessel at the expiration of the bareboat term at a purchase price of approximately $9,000. Upon the earlier of the exercise of the purchase option or the expiration of the bareboat charter, the Company will own the vessel.

Financing through bareboat leases

As of June 30, 2018, the Company was party to eleven bareboat leases which leases, among others, require the Company to acquire each underlying vessel at a specified price upon the completion of its bareboat term and as a result, vessels subject to these bareboat leases were recognized as fixed assets in the Company’s balance sheet. Four of these bareboat leases relate to Ultramax vessels (Idee Fixe, Roberta, Laura and Kaley) and seven relate to Newcastlemax vessels (Star Marisa, Star Libra, Star Virgo, Star Ariadne, Star Eleni, Star Magnanimus and Star Leo). The interest expense on the financial liability related to these leases for the six-month periods ended June 30, 2017 and 2018 was $5,805 and $8,905, respectively, and is included within “Interest and finance costs” in the accompanying unaudited interim condensed consolidated statements of operations. As of June 30, 2018, the gross amount recognized for the vessels under bareboat leases was $504,956 with accumulated depreciation of $28,582. The principal payments required to be made after June 30, 2018 for the outstanding lease obligations are as follows:

Twelve month periods ending	Amount
June 30, 2019	$43,820
June 30, 2020	45,658
June 30, 2021	45,085
June 30, 2022	44,976
June 30, 2023	64,084
June 30, 2024 and thereafter	195,444
Total capital lease minimum payments	$439,067
Unamortized debt issuance costs	101
Total lease commitments, net	$438,966
Excluding bareboat interest	117,722
Lease commitments – current portion	23,199
Lease commitments – non-current portion	298,045

No impairment charge was deemed necessary for the period ended June 30, 2018.